Stock Incentive Plan (Schedule Of SSAR Exercise Price Range, Number Of Shares, Weighted Average Exercise Price And Remaining Contractual Lives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
SSAR Number of Shares		832,060
SSAR Outstanding, Weighted Average Remaining Contractual Life (Years)	1
SSAR Weighted Average Exercise Price	$ 0
SSARs Exercisable, Exercisable as of December 31, 2011	373,816
SSARs Exercisable, Weighted Average Exercise Price	$ 35.59
$21.45 - $24.51 [Member]
Range of Exercise Prices, lower limit	$ 21.45
Range of Exercise Prices, upper limit	$ 23.80
SSAR Number of Shares		258,157
SSAR Outstanding, Weighted Average Remaining Contractual Life (Years)	3.8
SSAR Weighted Average Exercise Price	$ 21.68
SSARs Exercisable, Exercisable as of December 31, 2011	129,188
SSARs Exercisable, Weighted Average Exercise Price	$ 22.01
$26.00 - $37.38 [Member]
Range of Exercise Prices, lower limit	$ 29.23
Range of Exercise Prices, upper limit	$ 37.38
SSAR Number of Shares		307,891
SSAR Outstanding, Weighted Average Remaining Contractual Life (Years)	3.9
SSAR Weighted Average Exercise Price	$ 35.00
SSARs Exercisable, Exercisable as of December 31, 2011	168,016
SSARs Exercisable, Weighted Average Exercise Price	$ 36.37
$43.39 - $56.98 [Member]
Range of Exercise Prices, lower limit	$ 43.39
Range of Exercise Prices, upper limit	$ 56.98
SSAR Number of Shares		266,012
SSAR Outstanding, Weighted Average Remaining Contractual Life (Years)	5.0
SSAR Weighted Average Exercise Price	$ 53.51
SSARs Exercisable, Exercisable as of December 31, 2011	76,612
SSARs Exercisable, Weighted Average Exercise Price	$ 56.79